INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

The following table sets forth income tax expense for the years ended December 31, 2020 and 2019 (stated in thousands):

	Years Ended December 31,
	2020	2019
Income tax expense:
Federal	$—	$—
State	—	(3)
	—	(3)
Deferred tax (benefit) expense:
Federal	(1,825)	690
State	(360)	119
	(2,185)	809
Total income tax (benefit) expense	$(2,185)	$806

The following table sets forth deferred tax assets and liabilities as of December 31, 2020 and 2019 (stated in thousands):

	Years Ended December 31,
	2020	2019
Deferred Tax Assets (Liabilities):
Noncurrent:
Fixed assets	$(219)	$(133)
Stock-based and performance share compensation.	2,286	4,456
Equity method investments	(187)	(835)
Accrual to cash adjustment	(4,368)	(6,916)
Section 163(J) limitation	—	81
Net operating loss and carryforward	2,211	1,357
Intangibles	(10)	—
Debt issuance costs	32	—
Accretion expense	(344)	—
Other	—	(20)
Deferred Tax Liabilities, net	$(599)	$(2,010)

The following table sets forth the effective tax rate reconciliation for the years ended December 31, 2020 and 2019 (stated in thousands):

	Years Ended December 31,

	2020	2019
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	4.4%	3.7%
Permanent items	0.9%	(1.6)%
Performance shares	(13.7)%	—%
Provision to return adjustment and other	0.1%	(0.2)%
Change in rate	(0.4)%	—%
NOL carryback difference	0.3%	—%
Effective income tax rate	12.6%	22.9%

The Company had an effective tax rate of 12.6% and 22.9% for the years ended December 31, 2020 and 2019, respectively.

At December 31, 2020, $8.4 million of cumulative net operating loss carryforwards for federal income tax purposes were available to offset future taxable income of which none is subject to expiration. The Tax Reform Act of 1986 contains provisions that limit the utilization of net operating loss carryforwards if there has been a change in ownership as described in Internal Revenue Code Section 382. The Company has not prepared an analysis to determine if a change of control has occurred. Such a change of ownership may limit the Company’s utilization of its net operating losses.

In assessing the realizability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is probable that the Company will realize the benefits of these deductible differences at December 31, 2020.

The Company accounts for unrecognized tax benefits in accordance with ASC Topic 740, Income Taxes.  As of December 31, 2020, the Company has not recorded a liability for uncertain tax positions. The Company recognizes interest and penalties related to uncertain tax positions in income tax (benefit)/expense. No interest and penalties related to uncertain tax positions were accrued as at December 31, 2020.